WRL Series Life Account

                               Semi-Annual Report
                                  June 30,1998



                         Westerm Reserve Life Assurance
                                  Co. of Ohio



August 1998

ACC00003 (8/98)

                               TABLE OF CONTENTS


          WRL SERIES LIFE ACCOUNT                                         Page

              Statement of Assets and Liabilities........................   1


              Statement of Operations....................................   4


              Statement of Changes in Net Assets.........................   7


              Selected Per Unit Data and Ratios..........................  10


              Notes to Financial Statements..............................  16

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                       ----------------------------------



                                                           MONEY MARKET         BOND           GROWTH
                                                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                         ---------------   -------------   --------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................         20,276            1,867          12,676
                                                           ===========      ===========        ========
   Cost ...............................................    $    20,276      $    20,873     $   385,566
                                                           ===========      ===========     ===========
  Investment, at net asset value ......................    $    20,276      $    21,598     $   629,006
  Transfers receivable from depositor .................            216                0             615
                                                           -----------      -----------     -----------
   Total assets .......................................         20,492           21,598         629,621
                                                           -----------      -----------     -----------
LIABILITIES:
  Accrued expenses. ...................................              1                1              16
  Transfers payable to depositor ......................              0              418               0
                                                           -----------      -----------     -----------
   Total liabilities ..................................              1              419              16
                                                           -----------      -----------     -----------
   Net assets .........................................    $    20,491      $    21,179     $   629,605
                                                           ===========      ===========     ===========
NET ASSETS:
  Policy Owners' equity:
   Units ..............................................        1,243.6            968.5         8,230.8
                                                           ===========      ===========     ===========
   Unit value .........................................    $     16.48      $     21.87     $     76.49
                                                           ===========      ===========     ===========
   Policy Owners' equity ..............................    $    20,491      $    21,179     $   629,605
                                                           -----------      -----------     -----------
  Depositor's equity:
   Units ..............................................            N/A              N/A             N/A
                                                           ===========      ===========     ===========
   Unit value .........................................    $       N/A      $       N/A     $       N/A
                                                           ===========      ===========     ===========
   Depositor's equity .................................    $       N/A      $       N/A     $       N/A
                                                           -----------      -----------     -----------
   Net assets applicable to outstanding units .........    $    20,491      $    21,179     $   629,605
                                                           ===========      ===========     ===========


                                                                             STRATEGIC        EMERGING
                                                              GLOBAL       TOTAL RETURN        GROWTH
                                                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                          -------------   --------------   --------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................          8,512           5,619            8,687
                                                           ===========      ==========          =======
   Cost ...............................................    $   157,892      $   74,663      $   148,852
                                                           ===========      ==========      ===========
  Investment, at net asset value ......................    $   207,745      $   92,699      $   216,314
  Transfers receivable from depositor .................              0              21               55
                                                           -----------      ----------      -----------
   Total assets .......................................        207,745          92,720          216,369
                                                           -----------      ----------      -----------
LIABILITIES:
  Accrued expenses ....................................              5               2                5
  Transfers payable to depositor ......................              1               0                0
                                                           -----------      ----------      -----------
   Total liabilities ..................................              6               2                5
                                                           -----------      ----------      -----------
   Net assets .........................................    $   207,739      $   92,718      $   216,364
                                                           ===========      ==========      ===========
NET ASSETS:
  Policy Owners' equity:
   Units ..............................................        9,091.9         4,619.9          7,555.8
                                                           ===========      ==========      ===========
   Unit value .........................................    $     22.85      $    20.07      $     28.64
                                                           ===========      ==========      ===========
   Policy Owners' equity ..............................    $   207,739      $   92,718      $   216,364
                                                           -----------      ----------      -----------
  Depositor's equity:
   Units ..............................................            N/A             N/A              N/A
                                                           ===========      ==========      ===========
   Unit value .........................................    $       N/A      $      N/A      $       N/A
                                                           ===========      ==========      ===========
   Depositor's equity .................................    $       N/A      $      N/A      $       N/A
                                                           -----------      ----------      -----------
   Net assets applicable to outstanding units .........    $   207,739      $   92,718      $   216,364
                                                           ===========      ==========      ===========

   The notes to the financial statements are an integral part of this report.

                                  1 9 9 8  S e m i - A n n u a l  R e p o r t  1

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                       ----------------------------------


                                                           AGGRESSIVE GROWTH       BALANCED      GROWTH & INCOME
                                                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                          -------------------   -------------   -----------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................             6,766             1,044             1,108
                                                              ===========        ==========        ==========
   Cost ...............................................       $   101,986        $   12,063        $   13,720
                                                              ===========        ==========        ==========
  Investment, at net asset value ......................       $   135,581        $   13,003        $   13,775
  Transfers receivable from depositor .................                89                 8                13
                                                              -----------        ----------        ----------
   Total assets .......................................           135,670            13,011            13,788
                                                              -----------        ----------        ----------
LIABILITIES:
  Accrued expenses ....................................                 3                 0                 0
  Transfers payable to depositor ......................                 0                 0                 0
                                                              -----------        ----------        ----------
   Total liabilities ..................................                 3                 0                 0
                                                              -----------        ----------        ----------
   Net assets .........................................       $   135,667        $   13,011        $   13,788
                                                              ===========        ==========        ==========
NET ASSETS:
  Policy Owners' equity:
   Units ..............................................           5,911.5             885.4             850.0
                                                              ===========        ==========        ==========
   Unit value .........................................       $     22.95        $    14.70        $    16.22
                                                              ===========        ==========        ==========
   Policy Owners' equity ..............................       $   135,667        $   13,011        $   13,788
                                                              -----------        ----------        ----------
  Depositor's equity:
   Units ..............................................               N/A               N/A               N/A
                                                              ===========        ==========        ==========
   Unit value .........................................       $       N/A        $      N/A        $      N/A
                                                              ===========        ==========        ==========
   Depositor's equity .................................       $       N/A        $      N/A        $      N/A
                                                              -----------        ----------        ----------
   Net assets applicable to outstanding units .........       $   135,667        $   13,011        $   13,788
                                                              ===========        ==========        ==========


                                                           TACTICAL ASSET
                                                             ALLOCATION      C.A.S.E. GROWTH     VALUE EQUITY
                                                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                          ---------------   -----------------   -------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................           2,550              1,080            2,332
                                                             ==========         ==========       ==========
   Cost ...............................................      $   32,629         $   15,659       $   30,100
                                                             ==========         ==========       ==========
  Investment, at net asset value ......................      $   36,303         $   15,297       $   34,340
  Transfers receivable from depositor .................               9                 28                1
                                                             ----------         ----------       ----------
   Total assets .......................................          36,312             15,325           34,341
                                                             ----------         ----------       ----------
LIABILITIES:
  Accrued expenses ....................................               1                  0                1
  Transfers payable to depositor ......................               0                  0                0
                                                             ----------         ----------       ----------
   Total liabilities ..................................               1                  0                1
                                                             ----------         ----------       ----------
   Net assets .........................................      $   36,311         $   15,325       $   34,340
                                                             ==========         ==========       ==========
NET ASSETS:
  Policy Owners' equity:
   Units ..............................................         2,182.7            1,196.0          2,329.9
                                                             ==========         ==========       ==========
   Unit value .........................................      $    16.64         $    12.81       $    14.74
                                                             ==========         ==========       ==========
   Policy Owners' equity ..............................      $   36,311         $   15,325       $   34,340
                                                             ----------         ----------       ----------
  Depositor's equity:
   Units ..............................................             N/A                N/A              N/A
                                                             ==========         ==========       ==========
   Unit value .........................................      $      N/A         $      N/A       $      N/A
                                                             ==========         ==========       ==========
   Depositor's equity .................................      $      N/A         $      N/A       $      N/A
                                                             ----------         ----------       ----------
   Net assets applicable to outstanding units .........      $   36,311         $   15,325       $   34,340
                                                             ==========         ==========       ==========

   The notes to the financial statements are an integral part of this report.

2   W R L  S e r i e s  L i f e  A c c o u n t

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                       ----------------------------------

                                                           INTERNATIONAL         U.S.         THIRD AVENUE
                                                               EQUITY           EQUITY            VALUE
                                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (a)
                                                          ---------------    ------------   ----------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................            374              594               224
                                                             =========        =========         =========
   Cost ...............................................      $   4,443        $   7,770         $   2,276
                                                             =========        =========         =========
  Investment, at net asset value ......................      $   4,714        $   8,229         $   2,144
  Transfers receivable from depositor .................             18               31                 1
                                                             ---------        ---------         ---------
   Total assets .......................................          4,732            8,260             2,145
                                                             ---------        ---------         ---------
LIABILITIES:
  Accrued expenses ....................................              0                0                 0
  Transfers payable to depositor ......................              0                0                 0
                                                             ---------        ---------         ---------
   Total liabilities ..................................              0                0                 0
                                                             ---------        ---------         ---------
   Net assets .........................................      $   4,732        $   8,260         $   2,145
                                                             =========        =========         =========
NET ASSETS:
  Policy Owners' equity:
   Units ..............................................          378.7            576.4             204.7
                                                             =========        =========         =========
   Unit value .........................................      $   12.49        $   14.33         $    9.55
                                                             =========        =========         =========
   Policy Owners' equity ..............................      $   4,732        $   8,260         $   1,954
                                                             ---------        ---------         ---------
  Depositor's equity:
   Units ..............................................            N/A              N/A              20.0
                                                             =========        =========         =========
   Unit value .........................................      $     N/A        $     N/A         $    9.55
                                                             =========        =========         =========
   Depositor's equity .................................      $     N/A        $     N/A         $     191
                                                             ---------        ---------         ---------
   Net assets applicable to outstanding units .........      $   4,732        $   8,260         $   2,145
                                                             =========        =========         =========


                                                             REAL ESTATE
                                                             SECURITIES
                                                           SUB-ACCOUNT (b)
                                                          ----------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................             65
                                                              ========
   Cost ...............................................       $    644
                                                              ========
  Investment, at net asset value ......................       $    638
  Transfers receivable from depositor .................              0
                                                              --------
   Total assets .......................................            638
                                                              --------
LIABILITIES:
  Accrued expenses ....................................              0
  Transfers payable to depositor ......................              0
                                                              --------
   Total liabilities ..................................              0
                                                              --------
   Net assets .........................................       $    638
                                                              ========
NET ASSETS:
  Policy Owners' equity:
   Units ..............................................           25.2
                                                              ========
   Unit value .........................................       $   9.77
                                                              ========
   Policy Owners' equity ..............................       $    247
                                                              --------
  Depositor's equity:
   Units ..............................................           40.0
                                                              ========
   Unit value .........................................       $   9.77
                                                              ========
   Depositor's equity .................................       $    391
                                                              --------
   Net assets applicable to outstanding units .........       $    638
                                                              ========

----------

(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                                  1 9 9 8  S e m i - A n n u a l  R e p o r t  3

                             WRL SERIES LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                       For the period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                            MONEY MARKET         BOND          GROWTH
                                                                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                           --------------   ------------    ------------
INVESTMENT INCOME:
 Dividend income .......................................................       $   483          $  29         $    404
 Capital gain distributions ............................................             0              0            5,200
                                                                               -------          -----         --------
  Total investment income ..............................................           483             29            5,604
EXPENSES:
 Mortality and expense risk ............................................            82             87            2,374
                                                                               -------          -----         --------
  Net investment income (loss) .........................................           401            (58)           3,230
                                                                               -------          -----         --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................             0            323            5,816
 Change in unrealized appreciation (depreciation) ......................             0            394          152,631
                                                                               -------          -----         --------
  Net gain (loss) on investment ........................................             0            717          158,447
                                                                               -------          -----         --------
   Net increase (decrease) in equity accounts resulting from operations        $   401          $ 659        $ 161,677
                                                                               =======          =====        =========


                                                                                              STRATEGIC       EMERGING
                                                                               GLOBAL       TOTAL RETURN       GROWTH
                                                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                           -------------   --------------   ------------
INVESTMENT INCOME:
 Dividend income .......................................................      $  1,093         $   237        $     0
 Capital gain distributions ............................................             0             620             352
                                                                              --------         -------        --------
  Total investment income ..............................................         1,093             857             352
EXPENSES:
 Mortality and expense risk ............................................           787             393             840
                                                                              --------         -------        --------
  Net investment income (loss) .........................................           306             464            (488)
                                                                              --------         -------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................         1,782             400           1,750
 Change in unrealized appreciation (depreciation) ......................        40,869           4,266          36,285
                                                                              --------         -------        --------
  Net gain (loss) on investment ........................................        42,651           4,666          38,035
                                                                              --------         -------        --------
   Net increase (decrease) in equity accounts resulting from operations       $ 42,957         $ 5,130        $ 37,547
                                                                              ========         =======        ========


   The notes to the financial statements are an integral part of this report.

4   W R L  S e r i e s  L i f e  A c c o u n t

                             WRL SERIES LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                       For the period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------

                                                                             AGGRESSIVE                      GROWTH &
                                                                               GROWTH         BALANCED        INCOME
                                                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                           -------------   -------------   -------------
INVESTMENT INCOME:
 Dividend income .......................................................      $    356         $  44          $  239
 Capital gain distributions ............................................         2,001            13              48
                                                                              --------         -----          ------
  Total investment income ..............................................         2,357            57             287
EXPENSES:
 Mortality and expense risk ............................................           500            55              53
                                                                              --------         -----          ------
  Net investment income (loss) .........................................         1,857             2             234
                                                                              --------         -----          ------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................           721           167             284
 Change in unrealized appreciation (depreciation) ......................        24,563           263            (427)
                                                                              --------         -----          ------
  Net gain (loss) on investment ........................................        25,284           430            (143)
                                                                              --------         -----          ------
   Net increase (decrease) in equity accounts resulting from operations       $ 27,141         $ 432          $   91
                                                                              ========         =====          ======


                                                                            TACTICAL ASSET     C.A.S.E.
                                                                              ALLOCATION        GROWTH     VALUE EQUITY
                                                                              SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                                            ---------------  ------------  ------------
INVESTMENT INCOME:
 Dividend income .........................................................      $    80        $  368        $    17
 Capital gain distributions ..............................................          754            90             74
                                                                                -------        ------        -------
  Total investment income ................................................          834           458             91
EXPENSES:
 Mortality and expense risk ..............................................          149            62            140
                                                                                -------        ------        -------
  Net investment income (loss) ...........................................          685           396            (49)
                                                                                -------        ------        -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................          184           213            480
 Change in unrealized appreciation (depreciation) ........................        1,185          (127)         1,062
                                                                                -------        ------        -------
  Net gain (loss) on investment ..........................................        1,369            86          1,542
                                                                                -------        ------        -------
   Net increase (decrease) in equity accounts resulting from operations ..      $ 2,054        $  482        $ 1,493
                                                                                =======        ======        =======



   The notes to the financial statements are an integral part of this report.

                                  1 9 9 8  S e m i - A n n u a l  R e p o r t  5

                             WRL SERIES LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                       For the period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                            INTERNATIONAL         U.S.         THIRD AVENUE
                                                                                EQUITY           EQUITY            VALUE
                                                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (a)
                                                                            -------------     -----------     ---------------
INVESTMENT INCOME:
 Dividend income .......................................................        $   3            $  63           $     0
 Capital gain distributions ............................................            0               10                 0
                                                                                -----            -----           -------
  Total investment income ..............................................            3               73                 0
EXPENSES:
 Mortality and expense risk ............................................           14               27                 8
                                                                                -----            -----           -------
  Net investment income (loss) .........................................          (11)              46                (8)
                                                                                -----            -----           --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................           64              238                19
 Change in unrealized appreciation (depreciation) ......................          374              444              (132)
                                                                                -----            -----           -------
  Net gain (loss) on investment ........................................          438              682              (113)
                                                                                -----            -----           -------
   Net increase (decrease) in equity accounts resulting from operations         $ 427            $ 728           $  (121)
                                                                                =====            =====           =======


                                                                              REAL ESTATE
                                                                              SECURITIES
                                                                            SUB-ACCOUNT (b)
                                                                            ---------------
INVESTMENT INCOME:
 Dividend income .......................................................        $   0
 Capital gain distributions ............................................            0
                                                                                -----
  Total investment income ..............................................            0
EXPENSES:
 Mortality and expense risk ............................................            1
                                                                                -----
  Net investment income (loss) .........................................           (1)
                                                                                ------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................           (1)
 Change in unrealized appreciation (depreciation) ......................           (6)
                                                                                ------
  Net gain (loss) on investment ........................................           (7)
                                                                                ------
   Net increase (decrease) in equity accounts resulting from operations         $  (8)

----------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

6  W R L  S e r i e s  L i f e  A c c o u n t

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------

                                                                 MONEY MARKET                   BOND
                                                                  SUB-ACCOUNT                SUB-ACCOUNT
                                                            -----------------------    ------------------------
                                                            JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                              1998         1997          1998          1997
                                                           ---------- -------------   ----------   ------------
OPERATIONS:
  Net investment income (loss) ...........................  $    401     $    639      $    (58)     $    661
  Net gain (loss) on investment ..........................         0            0           717           418
                                                            --------     --------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................       401          639           659         1,079
                                                            --------     --------      --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     6,438        7,719         4,709         7,506
                                                            --------     --------      --------      --------
  Less cost of units redeemed:
   Administrative charges ................................     1,550        3,108         1,080         1,633
   Policy loans ..........................................       634          687           239           428
   Surrender benefits ....................................       596          854           499           437
   Death benefits ........................................         8            9            28            15
                                                            --------     --------      --------      --------
                                                               2,788        4,658         1,846         2,513
                                                            --------     --------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     3,650        3,061         2,863         4,993
                                                            --------     --------      --------      --------
   Net increase (decrease) in equity accounts ............     4,051        3,700         3,522         6,072
  Depositor's equity contribution (redemption) ...........         0            0             0             0
NET ASSETS:
  Beginning of period ....................................    16,440       12,740        17,657        11,585
                                                            --------     --------      --------      --------
  End of period ..........................................  $ 20,491     $ 16,440      $ 21,179      $ 17,657
                                                            ========     ========      ========      ========

                                                                     GROWTH
                                                                  SUB-ACCOUNT
                                                             ------------------------
                                                             JUNE 30,    DECEMBER 31,
                                                               1998          1997
                                                            ---------    ------------
OPERATIONS:
  Net investment income (loss) ...........................   $  3,230     $  44,206
  Net gain (loss) on investment ..........................    158,447        15,238
                                                             --------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................    161,677        59,444
                                                             --------     ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     60,342       106,236
                                                             --------     ---------
  Less cost of units redeemed:
   Administrative charges ................................     21,466        37,231
   Policy loans ..........................................      8,075        11,212
   Surrender benefits ....................................     10,462        15,746
   Death benefits ........................................      2,682           711
                                                             --------     ---------
                                                               42,685        64,900
                                                             --------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     17,657        41,336
                                                             --------     ---------
   Net increase (decrease) in equity accounts ............    179,334       100,780
  Depositor's equity contribution (redemption) ...........          0             0
NET ASSETS:
  Beginning of period ....................................    450,271       349,491
                                                             --------     ---------
  End of period ..........................................  $ 629,605     $ 450,271
                                                            =========     =========


                                                                                               STRATEGIC
                                                                     GLOBAL                  TOTAL RETURN
                                                                   SUB-ACCOUNT                SUB-ACCOUNT
                                                             ------------------------   -----------------------
                                                             JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                               1998          1997         1998         1997
                                                             --------    ------------   --------   ------------
OPERATIONS:
  Net investment income (loss) ...........................   $    306      $  15,859         464     $  6,101
  Net gain (loss) on investment ..........................     42,651            805       4,666        6,521
                                                             --------      ---------    --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................     42,957         16,664       5,130       12,622
                                                             --------      ---------    --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     34,831         64,272      12,972       22,072
                                                             --------      ---------    --------     --------
  Less cost of units redeemed:
   Administrative charges ................................      8,973         12,590       3,679        6,025
   Policy loans ..........................................      2,821          2,948       1,009        1,624
   Surrender benefits ....................................      2,848          3,391       1,279        2,044
   Death benefits ........................................        424            149         170          148
                                                             --------      ---------    --------     --------
                                                               15,066         19,078       6,137        9,841
                                                             --------      ---------    --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     19,765         45,194       6,835       12,231
                                                             --------      ---------    --------     --------
   Net increase (decrease) in equity accounts ............     62,722         61,858      11,965       24,853
  Depositor's equity contribution (redemption) ...........          0              0           0            0
NET ASSETS:
  Beginning of period ....................................    145,017         83,159      80,753       55,900
                                                             --------      ---------    --------     --------
  End of period ..........................................  $ 207,739      $ 145,017    $ 92,718     $ 80,753
                                                            =========      =========    ========     ========

                                                                 EMERGING GROWTH
                                                                   SUB-ACCOUNT
                                                             -------------------------
                                                              JUNE 30,    DECEMBER 31,
                                                                1998          1997
                                                            ----------    ------------
OPERATIONS:
  Net investment income (loss) ...........................   $    (488)    $  13,841
  Net gain (loss) on investment ..........................      38,035        10,932
                                                             ---------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................      37,547        24,773
                                                             ---------     ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................      29,735        54,392
                                                             ---------     ---------
  Less cost of units redeemed:
   Administrative charges ................................       9,216        14,518
   Policy loans ..........................................       2,827         3,692
   Surrender benefits ....................................       3,423         3,986
   Death benefits ........................................         154           192
                                                             ---------     ---------
                                                                15,620        22,388
                                                             ---------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................      14,115        32,004
                                                             ---------     ---------
   Net increase (decrease) in equity accounts ............      51,662        56,777
  Depositor's equity contribution (redemption) ...........           0             0
NET ASSETS:
  Beginning of period ....................................     164,702       107,925
                                                             ---------     ---------
  End of period ..........................................   $ 216,364     $ 164,702
                                                             =========     =========


   The notes to the financial statements are an integral part of this report.

                                  1 9 9 8  S e m i - A n n u a l  R e p o r t  7

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                AGGRESSIVE GROWTH              BALANCED
                                                                   SUB-ACCOUNT                SUB-ACCOUNT
                                                             ------------------------   -----------------------
                                                             JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                               1998          1997         1998         1997
                                                             --------    ------------   --------   ------------
OPERATIONS:
  Net investment income (loss) ...........................   $  1,857      $  7,795     $      2     $    992
  Net gain (loss) on investment ..........................     25,284         6,524          430          226
                                                             --------      --------     --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................     27,141        14,319          432        1,218
                                                             --------      --------     --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     24,345        40,282        2,887        4,373
                                                             --------      --------     --------     --------
  Less cost of units redeemed:
   Administrative charges ................................      6,481         9,888          659          958
   Policy loans ..........................................      1,808         1,926          140          179
   Surrender benefits ....................................      2,078         2,485          215          153
   Death benefits ........................................        104            58           10            3
                                                             --------      --------     --------     --------
                                                               10,471        14,357        1,024        1,293
                                                             --------      --------     --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     13,874        25,925        1,863        3,080
                                                             --------      --------     --------     --------
   Net increase (decrease) in equity accounts ............     41,015        40,244        2,295        4,298
  Depositor's equity contribution (redemption) ...........          0             0            0            0
NET ASSETS:
  Beginning of period ....................................     94,652        54,408       10,716        6,418
                                                             --------      --------     --------     --------
  End of period ..........................................  $ 135,667      $ 94,652     $ 13,011     $ 10,716
                                                            =========      ========     ========     ========


                                                                GROWTH & INCOME
                                                                  SUB-ACCOUNT
                                                             ------------------------
                                                             JUNE 30,    DECEMBER 31,
                                                               1998          1997
                                                             --------    ------------
OPERATIONS:
  Net investment income (loss) ...........................   $    234      $  1,214
  Net gain (loss) on investment ..........................       (143)          283
                                                             --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................         91         1,497
                                                             --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................      5,733         3,232
                                                             --------      --------
  Less cost of units redeemed:
   Administrative charges ................................        689           733
   Policy loans ..........................................        112           163
   Surrender benefits ....................................        251           260
   Death benefits ........................................         47            11
                                                             --------      --------
                                                                1,099         1,167
                                                             --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................      4,634         2,065
                                                             --------      --------
   Net increase (decrease) in equity accounts ............      4,725         3,562
  Depositor's equity contribution (redemption) ...........          0             0
NET ASSETS:
  Beginning of period ....................................      9,063         5,501
                                                             --------      --------
  End of period ..........................................   $ 13,788      $  9,063
                                                             ========      ========


                                                              TACTICAL ASSET
                                                                ALLOCATION              C.A.S.E. GROWTH
                                                                SUB-ACCOUNT               SUB-ACCOUNT
                                                          -----------------------   -----------------------
                                                          JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                            1998         1997         1998         1997
                                                          --------   ------------   --------   ------------
OPERATIONS:
  Net investment income (loss) .........................  $    685     $  1,913     $    396     $    994
  Net gain (loss) on investment ........................     1,369        1,362           86         (252)
                                                          --------     --------     --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     2,054        3,275          482          742
                                                          --------     --------     --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     7,698       11,386        4,458        8,029
                                                          --------     --------     --------     --------
  Less cost of units redeemed:
   Administrative charges ..............................     1,589        2,219        1,046          970
   Policy loans ........................................       382          463          373          146
   Surrender benefits ..................................       516          742          132          144
   Death benefits ......................................        77           60           10            6
                                                          --------     --------     --------     --------
                                                             2,564        3,484        1,561        1,266
                                                          --------     --------     --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     5,134        7,902        2,897        6,763
                                                          --------     --------     --------     --------
   Net increase (decrease) in equity accounts ..........     7,188       11,177        3,379        7,505
  Depositor's equity contribution (redemption) .........         0            0            0          (25)
NET ASSETS:
  Beginning of period ..................................    29,123       17,946       11,946        4,466
                                                          --------     --------     --------     --------
  End of period ........................................  $ 36,311     $ 29,123     $ 15,325     $ 11,946
                                                          ========     ========     ========     ========


                                                                VALUE EQUITY
                                                                SUB-ACCOUNT
                                                           ------------------------
                                                           JUNE 30,    DECEMBER 31,
                                                             1998          1997
                                                           -------     ------------
OPERATIONS:
  Net investment income (loss) .........................   $    (49)    $    183
  Net gain (loss) on investment ........................      1,542        3,038
                                                           --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................      1,493        3,221
                                                           --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................      7,912       17,023
                                                           --------     --------
  Less cost of units redeemed:
   Administrative charges ..............................      1,341        1,257
   Policy loans ........................................        188          542
   Surrender benefits ..................................        153          388
   Death benefits ......................................         97            0
                                                           --------     --------
                                                              1,779        2,187
                                                           --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................      6,133       14,836
                                                           --------     --------
   Net increase (decrease) in equity accounts ..........      7,626       18,057
  Depositor's equity contribution (redemption) .........          0         (230)
NET ASSETS:
  Beginning of period ..................................     26,714        8,887
                                                           --------     --------
  End of period ........................................   $ 34,340     $ 26,714
                                                           ========     ========


   The notes to the financial statements are an integral part of this report.

8   W R L  S e r i e s  L i f e  A c c o u n t

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                 INTERNATIONAL                 U.S.
                                                                    EQUITY                    EQUITY
                                                                  SUB-ACCOUNT               SUB-ACCOUNT
                                                            -----------------------   -----------------------
                                                            JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                              1998       1997 (a)       1998       1997 (a)
                                                            --------   ------------   --------   ------------
OPERATIONS:
  Net investment income (loss) ...........................  $   (11)     $    (4)      $   46       $   107
  Net gain (loss) on investment ..........................      438           31          682            96
                                                            -------      -------       ------       -------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................      427           27          728           203
                                                            -------      -------       ------       -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................    2,326        2,458        4,627         3,208
                                                            -------      -------       ------       -------
  Less cost of units redeemed:
   Administrative charges ................................      164          117          271            91
   Policy loans ..........................................       76           59           43            56
   Surrender benefits ....................................       18           14           35             9
   Death benefits ........................................       52            0            4             0
                                                            -------      -------       ------       -------
                                                                310          190          353           156
                                                            -------      -------       ------       -------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................    2,016        2,268        4,274         3,052
                                                            -------      -------       ------       -------
   Net increase (decrease) in equity accounts ............    2,443        2,295        5,002         3,255
  Depositor's equity contribution (redemption) ...........        0           (6)           0             3
NET ASSETS:
  Beginning of period ....................................    2,289            0        3,258             0
                                                            -------      -------       ------       -------
  End of period ..........................................  $ 4,732      $ 2,289      $ 8,260       $ 3,258
                                                            =======      =======      =======       =======


                                                            THIRD AVENUE   REAL ESTATE
                                                                VALUE      SECURITIES
                                                             SUB-ACCOUNT   SUB-ACCOUNT
                                                            ------------   -----------
                                                              JUNE 30,      JUNE 30,
                                                              1998 (b)      1998 (c)
                                                            ------------   -----------
OPERATIONS:
  Net investment income (loss) ...........................    $    (8)       $   (1)
  Net gain (loss) on investment ..........................       (113)           (7)
                                                              -------        -------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................       (121)           (8)
                                                              -------        -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................      2,134           246
                                                              -------        ------
  Less cost of units redeemed:
   Administrative charges ................................         44             0
   Policy loans ..........................................          9             0
   Surrender benefits ....................................         15             0
   Death benefits ........................................          0             0
                                                              -------        ------
                                                                   68             0
                                                              -------        ------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................      2,066           246
                                                              -------        ------
   Net increase (decrease) in equity accounts ............      1,945           238
  Depositor's equity contribution (redemption) ...........        200           400
NET ASSETS:
  Beginning of period ....................................          0             0
                                                              -------        ------
  End of period ..........................................    $ 2,145        $  638
                                                              =======        ======

----------
(a) The inception date of this Sub-Account was January 2, 1997.
(b) The inception date of this Sub-Account was January 2, 1998.
(c) The inception date of this Sub-Account was May 1, 1998.


   The notes to the financial statements are an integral part of this report.

                                  1 9 9 8  S e m i - A n n u a l  R e p o r t  9

                             WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                   MONEY MARKET SUB-ACCOUNT
                                                                   -------------------------
                                                                     JUNE 30,   DECEMBER 31,
                                                                   -----------  ------------
                                                                       1998         1997
                                                                   -----------  ------------
Accumulation unit value, beginning of period .....................   $  16.13      $ 15.45
 Income from operations:
  Net investment income (loss) ...................................       0.35         0.68
  Net realized and unrealized gain (loss) on investment ..........       0.00         0.00
                                                                     --------     --------
   Net income (loss) from operations .............................       0.35         0.68
                                                                     --------     --------
Accumulation unit value, end of period ...........................   $  16.48     $  16.13
                                                                     ========     ========
Total return (a) .................................................       2.18%        4.37%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 20,491     $ 16,440
 Ratio of net investment income (loss) to average net assets (b) .       4.29%        4.28%


                                                                                MONEY MARKET SUB-ACCOUNT
                                                                   ---------------------------------------------------
                                                                                      DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                       1996         1995         1994         1993
                                                                   ------------ ------------ ------------ ------------
Accumulation unit value, beginning of period .....................   $  14.83     $  14.19     $  13.84     $  13.63
 Income from operations:
  Net investment income (loss) ...................................       0.62         0.64         0.35         0.21
  Net realized and unrealized gain (loss) on investment ..........       0.00         0.00         0.00         0.00
                                                                     --------     --------     --------     --------
   Net income (loss) from operations .............................       0.62         0.64         0.35         0.21
                                                                     --------     --------     --------     --------
Accumulation unit value, end of period ...........................   $  15.45     $  14.83     $  14.19     $  13.84
                                                                     ========     ========     ========     ========
Total return (a) .................................................       4.17%        4.49%        2.58%        1.52%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 12,740     $ 10,759     $  9,706     $  4,985
 Ratio of net investment income (loss) to average net assets (b).        4.07%        4.37%        2.66%        1.51%


                                                                       BOND SUB-ACCOUNT
                                                                     -----------------------
                                                                     JUNE 30,   DECEMBER 31,
                                                                     ---------  ------------
                                                                       1998         1997
                                                                     ----------   ----------
Accumulation unit value, beginning of period .....................   $ 21.12      $  19.53
 Income from operations:
  Net investment income (loss) ...................................     (0.06)         1.01
  Net realized and unrealized gain (loss) on investment ..........      0.81          0.58
                                                                     -------      --------
   Net income (loss) from operations .............................      0.75          1.59
                                                                     -------      --------
Accumulation unit value, end of period ...........................   $ 21.87      $  21.12
                                                                     =======      ========
Total return (a) .................................................      3.52%         8.18%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $21,179      $ 17,657
 Ratio of net investment income (loss) to average net assets (b) .     (0.59%)        5.06%


                                                                                   BOND SUB-ACCOUNT
                                                                   -------------------------------------------------
                                                                                     DECEMBER 31,
                                                                   -------------------------------------------------
                                                                       1996         1995         1994        1993
                                                                   ------------ ------------ ------------ ----------
Accumulation unit value, beginning of period .....................   $ 19.67      $  16.14     $ 17.50     $ 15.57
 Income from operations:
  Net investment income (loss) ...................................      0.99          1.05        0.89        2.11
  Net realized and unrealized gain (loss) on investment ..........     (1.13)         2.48       (2.25)      (0.18)
                                                                     -------      --------     -------     -------
   Net income (loss) from operations .............................     (0.14)         3.53       (1.36)       1.93
                                                                     -------      --------     -------     -------
Accumulation unit value, end of period ...........................   $ 19.53      $  19.67     $ 16.14     $ 17.50
                                                                     =======      ========     =======     =======
Total return (a) .................................................     (0.75%)       21.89%      (7.77%)     12.40%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $11,585      $ 10,066     $ 6,259     $ 6,985
 Ratio of net investment income (loss) to average net assets (b) .      5.34%         5.80%       5.57%      12.92%


                                                                           GROWTH SUB-ACCOUNT
                                                                       ---------------------------
                                                                          JUNE 30,   DECEMBER 31,
                                                                       ------------- -------------
                                                                            1998          1997
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $   56.48     $   48.48
 Income from operations:
  Net investment income (loss) .......................................        0.40          5.83
  Net realized and unrealized gain (loss) on investment ..............       19.61          2.17
                                                                         ---------     ---------
   Net income (loss) from operations .................................       20.01          8.00
                                                                         ---------     ---------
Accumulation unit value, end of period ...............................   $   76.49     $   56.48
                                                                         =========     =========
Total return (a) .....................................................       35.43%        16.50%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 629,605     $ 450,271
 Ratio of net investment income (loss) to average net assets (b) .....        1.20%        10.84%


                                                                                         GROWTH SUB-ACCOUNT
                                                                       -------------------------------------------------------
                                                                                            DECEMBER 31,
                                                                       -------------------------------------------------------
                                                                            1996          1995          1994          1993
                                                                       ------------- ------------- -------------- ------------
Accumulation unit value, beginning of period .........................   $   41.47     $   28.44      $  31.30     $   30.37
 Income from operations:
  Net investment income (loss) .......................................        2.88          3.89          0.04          0.46
  Net realized and unrealized gain (loss) on investment ..............        4.13          9.14         (2.90)         0.47
                                                                         ---------     ---------      --------     ---------
   Net income (loss) from operations .................................        7.01         13.03         (2.86)         0.93
                                                                         ---------     ---------      --------     ---------
Accumulation unit value, end of period ...............................   $   48.48     $   41.47      $  28.44     $   31.30
                                                                         =========     =========      ========     =========
Total return (a) .....................................................       16.91%        45.81%        (9.13%)        3.06%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 349,491     $ 262,467      $ 161,490    $ 169,757
 Ratio of net investment income (loss) to average net assets (b) .....        6.41%        11.05%         0.16%         1.56%



   The notes to the financial statements are an integral part of this report.

 10   W R L  S e r i e s  L i f e  A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                  (unaudited)
                       ----------------------------------

                                                                       GLOBAL SUB-ACCOUNT
                                                                   ---------------------------
                                                                      JUNE 30,   DECEMBER 31,
                                                                   ------------- -------------
                                                                        1998          1997
                                                                   ------------- -------------
Accumulation unit value, beginning of period .....................   $   17.80     $   15.13
 Income from operations:
  Net investment income (loss) ...................................        0.04          2.30
  Net realized and unrealized gain (loss) on investment ..........        5.01          0.37
                                                                     ---------     ---------
   Net income (loss) from operations .............................        5.05          2.67
                                                                     ---------     ---------
Accumulation unit value, end of period ...........................   $   22.85     $   17.80
                                                                     =========     =========
Total return (a) .................................................       28.33%        17.69%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 207,739     $ 145,017
 Ratio of net investment income (loss) to average net assets (b) .        0.34%        13.39%


                                                                            GLOBAL SUB-ACCOUNT
                                                                   ------------------------------------
                                                                               DECEMBER 31,
                                                                   ------------------------------------
                                                                       1996         1995      1994 (D)
                                                                   ------------ ----------- -----------
Accumulation unit value, beginning of period .....................   $  11.95     $  9.80     $ 10.00
 Income from operations:
  Net investment income (loss) ...................................       1.50        0.45        0.71
  Net realized and unrealized gain (loss) on investment ..........       1.68        1.70       (0.91)
                                                                     --------     -------     -------
   Net income (loss) from operations .............................       3.18        2.15       (0.20)
                                                                     --------     -------     -------
Accumulation unit value, end of period ...........................   $  15.13     $ 11.95     $  9.80
                                                                     ========     =======     =======
Total return (a) .................................................      26.60%      21.96%      (2.02%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 83,159     $37,049     $21,672
 Ratio of net investment income (loss) to average net assets (b) .      11.09%       4.25%       8.86%


                                                                    STRATEGIC TOTAL RETURN
                                                                          SUB-ACCOUNT
                                                                   -------------------------
                                                                     JUNE 30,   DECEMBER 31,
                                                                   ------------ ------------
                                                                       1998         1997
                                                                   ------------ ------------
Accumulation unit value, beginning of period .....................   $  18.91     $  15.66
 Income from operations:
  Net investment income (loss) ...................................       0.10         1.56
  Net realized and unrealized gain (loss) on investment ..........       1.06         1.69
                                                                     --------     --------
   Net income (loss) from operations .............................       1.16         3.25
                                                                     --------     --------
Accumulation unit value, end of period ...........................   $  20.07     $  18.91
                                                                     ========     ========
Total return (a) .................................................       6.13%       20.77%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 92,718     $ 80,753
 Ratio of net investment income (loss) to average net assets (b) .       1.05%        8.89%


                                                                           STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                   ---------------------------------------------------
                                                                                      DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                       1996         1995         1994       1993 (c)
                                                                   ------------ ------------ ------------ ------------
Accumulation unit value, beginning of period .....................   $  13.74      $ 11.12      $11.28       $ 10.00
 Income from operations:
  Net investment income (loss) ...................................       0.82         0.68        0.18          0.19
  Net realized and unrealized gain (loss) on investment ..........       1.10         1.94       (0.34)         1.09
                                                                     --------     --------     -------      --------
   Net income (loss) from operations .............................       1.92         2.62       (0.16)         1.28
                                                                     --------     --------     -------      --------
Accumulation unit value, end of period ...........................   $  15.66     $  13.74     $ 11.12      $  11.28
                                                                     ========     ========     =======      ========
Total return (a) .................................................      13.97%       23.55%      (1.42%)       12.81%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 55,900     $ 39,648     $23,649      $ 13,343
 Ratio of net investment income (loss) to average net assets (b) .       5.76%        5.47%       1.93%         2.27%


                                                                   EMERGING GROWTH SUB-ACCOUNT
                                                                   ---------------------------
                                                                      JUNE 30,   DECEMBER 31,
                                                                   ------------- -------------
                                                                        1998          1997
                                                                   ------------- -------------
Accumulation unit value, beginning of period .....................   $  23.48      $   19.51
 Income from operations:
  Net investment income (loss) ...................................      (0.07)          2.20
  Net realized and unrealized gain (loss) on investment ..........       5.23           1.77
                                                                     --------      ---------
   Net income (loss) from operations .............................       5.16           3.97
                                                                     --------      ---------
Accumulation unit value, end of period ...........................   $  28.64      $   23.48
                                                                     ========      =========
Total return (a) .................................................      21.94%         20.37%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 216,364     $ 164,702
 Ratio of net investment income (loss) to average net assets (b) .      (0.52%)        10.18%


                                                                               EMERGING GROWTH SUB-ACCOUNT
                                                                   ---------------------------------------------------
                                                                                      DECEMBER 31,
                                                                   ---------------------------------------------------
                                                                        1996         1995         1994       1993 (c)
                                                                   ------------- ------------ ------------ -----------
Accumulation unit value, beginning of period .....................   $   16.56     $  11.38     $ 12.40      $ 10.00
 Income from operations:
  Net investment income (loss) ...................................        0.82         0.65       (0.09)       (0.09)
  Net realized and unrealized gain (loss) on investment ..........        2.13         4.53       (0.93)        2.49
                                                                     ---------     --------     -------      -------
   Net income (loss) from operations .............................        2.95         5.18       (1.02)        2.40
                                                                     ---------     --------     -------      -------
Accumulation unit value, end of period ...........................   $   19.51     $  16.56     $ 11.38      $ 12.40
                                                                     =========     ========     =======      =======
Total return (a) .................................................       17.82%       45.49%      (8.18%)      23.96%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 107,925     $ 67,905     $36,687      $18,620
 Ratio of net investment income (loss) to average net assets (b) .        4.51%        4.66%      (0.86%)      (0.92%)



   The notes to the financial statements are an integral part of this report.

                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  11

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                  (unaudited)
                       ----------------------------------


                                                                       AGGRESSIVE GROWTH
                                                                          SUB-ACCOUNT
                                                                   --------------------------
                                                                      JUNE 30,   DECEMBER 31,
                                                                   ------------- ------------
                                                                        1998         1997
                                                                   ------------- ------------
Accumulation unit value, beginning of period .....................   $   18.10     $  14.70
 Income from operations:
  Net investment income (loss) ...................................        0.33         1.75
  Net realized and unrealized gain (loss) on investment ..........        4.52         1.65
                                                                     ---------     --------
   Net income (loss) from operations .............................        4.85         3.40
                                                                     ---------     --------
Accumulation unit value, end of period ...........................   $   22.95     $  18.10
                                                                     =========     ========
Total return (a) .................................................       26.81%       23.14%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 135,667     $ 94,652
 Ratio of net investment income (loss) to average net assets (b) .        3.29%       10.26%


                                                                      AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                   -----------------------------------
                                                                               DECEMBER 31,
                                                                   -----------------------------------
                                                                       1996         1995      1994 (d)
                                                                   ------------ ----------- ----------
Accumulation unit value, beginning of period .....................  $   13.43     $   9.82    $  10.00
 Income from operations:
  Net investment income (loss) ...................................       0.36        0.37       (0.06)
  Net realized and unrealized gain (loss) on investment ..........       0.91        3.24       (0.12)
                                                                     --------     -------     -------
   Net income (loss) from operations .............................       1.27        3.61       (0.18)
                                                                     --------     -------     -------
Accumulation unit value, end of period ...........................   $  14.70     $ 13.43     $  9.82
                                                                     ========     =======     =======
Total return (a) .................................................       9.46%      36.79%      (1.85%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 54,408     $32,904     $ 8,909
 Ratio of net investment income (loss) to average net assets (b) .       2.65%       2.93%      (0.72%)


                                                                                        BALANCED SUB-ACCOUNT
                                                                   --------------------------------------------------------------
                                                                     JUNE 30,                     DECEMBER 31,
                                                                   ------------ -------------------------------------------------
                                                                       1998         1997         1996         1995      1994 (d)
                                                                   ------------ ------------ ------------ ----------- -----------
Accumulation unit value, beginning of period .....................  $   14.17    $   12.21     $  11.13   $    9.37    $  10.00
 Income from operations:
  Net investment income (loss) ...................................       0.01         1.55         0.36        0.37        0.22
  Net realized and unrealized gain (loss) on investment ..........       0.52         0.41         0.72        1.39       (0.85)
                                                                     --------     --------     --------    --------     -------
   Net income (loss) from operations .............................       0.53         1.96         1.08        1.76       (0.63)
                                                                     --------     --------     --------    --------     -------
Accumulation unit value, end of period ...........................   $  14.70     $  14.17     $  12.21    $  11.13     $  9.37
                                                                     ========     ========     ========    ========     =======
Total return (a) .................................................       3.72%       16.06%        9.73%      18.73%      (6.29%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 13,011     $ 10,716     $  6,418    $  3,795     $ 2,145
 Ratio of net investment income (loss) to average net assets (b) .       0.03%       11.62%        3.18%       3.59%       3.06%


                                                                                    GROWTH & INCOME SUB-ACCOUNT
                                                                   --------------------------------------------------------------
                                                                     JUNE 30,                     DECEMBER 31,
                                                                   ------------ -------------------------------------------------
                                                                       1998         1997         1996         1995      1994 (d)
                                                                   ------------ ------------ ------------ ----------- -----------
Accumulation unit value, beginning of period .....................   $  16.09     $  13.03     $  11.77    $   9.49     $ 10.00
 Income from operations:
  Net investment income (loss) ...................................       0.32         2.61         0.76        0.49        0.29
  Net realized and unrealized gain (loss) on investment ..........      (0.19)        0.45         0.50        1.79       (0.80)
                                                                     --------     --------     --------    --------     -------
   Net income (loss) from operations .............................       0.13         3.06         1.26        2.28       (0.51)
                                                                     --------     --------     --------    --------     -------
Accumulation unit value, end of period ...........................   $  16.22     $  16.09     $  13.03    $  11.77     $  9.49
                                                                     ========     ========     ========    ========     =======
Total return (a) .................................................       0.80%       23.54%       10.64%      24.14%      (5.15%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................   $ 13,788     $  9,063     $  5,501    $  2,631     $ 1,215
 Ratio of net investment income (loss) to average net assets (b).       3.94%       18.50%        6.38%       4.57%       3.71%



   The notes to the financial statements are an integral part of this report.

12    W R L  S e r i e s  L i f e  A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                  (unaudited)
                       ----------------------------------


                                                                               TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                     ---------------------------------------------------------
                                                                       JUNE 30,                    DECEMBER 31,
                                                                     ------------   ------------------------------------------
                                                                         1998           1997           1996         1995 (e)
                                                                     ------------   ------------   ------------   ------------
Accumulation unit value, beginning of period .....................     $  15.60       $  13.50       $  11.90       $  10.00
 Income from operations:
  Net investment income (loss) ...................................         0.34           1.20           0.53           0.61
  Net realized and unrealized gain (loss) on investment ..........         0.70           0.90           1.07           1.29
                                                                       --------       --------       --------       --------
   Net income (loss) from operations .............................         1.04           2.10           1.60           1.90
                                                                       --------       --------       --------       --------
Accumulation unit value, end of period ...........................     $  16.64       $  15.60       $  13.50       $  11.90
                                                                       ========       ========       ========       ========
Total return (a) .................................................         6.67%         15.55%         13.40%         19.03%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................     $ 36,311       $ 29,123       $ 17,946       $  9,446
 Ratio of net investment income (loss) to average net assets (b) .         4.09%          8.14%          4.35%          5.47%

                                                                            C.A.S.E. GROWTH SUB-ACCOUNT
                                                                     ------------------------------------------
                                                                       JUNE 30,            DECEMBER 31,
                                                                     ------------   ---------------------------
                                                                         1998           1997         1996 (f)
                                                                     ------------   ------------   ------------
Accumulation unit value, beginning of period .....................     $  12.32       $  10.81       $  10.00
 Income from operations:
  Net investment income (loss) ...................................         0.37           1.51           0.37
  Net realized and unrealized gain (loss) on investment ..........         0.12           0.00           0.44
                                                                       --------       --------       --------
   Net income (loss) from operations .............................         0.49           1.51           0.81
                                                                       --------       --------       --------
Accumulation unit value, end of period ...........................     $  12.81       $  12.32       $  10.81
                                                                       ========       ========       ========
Total return (a) .................................................         3.98%         14.00%          8.09%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................     $ 15,325       $ 11,946       $  4,466
 Ratio of net investment income (loss) to average net assets (b) .         5.70%         12.65%          6.11%

                                                                              VALUE EQUITY SUB-ACCOUNT
                                                                     ------------------------------------------
                                                                       JUNE 30,            DECEMBER 31,
                                                                     ------------   ---------------------------
                                                                         1998           1997         1996 (F)
                                                                     ------------   ------------   ------------
Accumulation unit value, beginning of period .....................     $ 13.94         $ 11.25        $ 10.00
 Income from operations:
  Net investment income (loss) ...................................       (0.02)           0.14           0.05
  Net realized and unrealized gain (loss) on investment ..........        0.82            2.55           1.20
                                                                       -------        --------       --------
   Net income (loss) from operations .............................        0.80            2.69           1.25
                                                                       -------        --------       --------
Accumulation unit value, end of period ...........................     $ 14.74        $  13.94       $  11.25
                                                                       =======        ========       ========
Total return (a) .................................................        5.71%          23.93%         12.51%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ......................     $34,340        $ 26,714       $  8,887
 Ratio of net investment income (loss) to average net assets (b) .       (0.31%)          1.05%          0.77%

   The notes to the financial statements are an integral part of this report.

                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  13

                             WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                             INTERNATIONAL EQUITY
                                                                                 SUB-ACCOUNT
                                                                         ----------------------------
                                                                           JUNE 30,      DECEMBER 31,
                                                                             1998          1997 (g)
                                                                         ------------   -------------
Accumulation unit value, beginning of period .........................     $ 10.65         $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       (0.04)          (0.03)
  Net realized and unrealized gain (loss) on investment ..............        1.88            0.68
                                                                           -------         -------
   Net income (loss) from operations .................................        1.84            0.65
                                                                           -------         -------
Accumulation unit value, end of period ...............................     $ 12.49         $ 10.65
                                                                           =======         =======
Total return (a) .....................................................       17.28%           6.54%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................     $ 4,732         $ 2,289
 Ratio of net investment income (loss) to average net assets (b) .....       (0.68%)         (0.28%)


                                                                                 U.S. EQUITY
                                                                                 SUB-ACCOUNT
                                                                         ----------------------------
                                                                           JUNE 30,      DECEMBER 31,
                                                                             1998          1997 (g)
                                                                         ------------   -------------
Accumulation unit value, beginning of period .........................     $  12.59       $   10.00
 Income from operations:
  Net investment income (loss) .......................................         0.10            0.99
  Net realized and unrealized gain (loss) on investment ..............         1.64            1.60
                                                                           --------       ---------
   Net income (loss) from operations .................................         1.74            2.59
                                                                           --------       ---------
Accumulation unit value, end of period ...............................     $  14.33       $   12.59
                                                                           ========       =========
Total return (a) .....................................................        13.83%          25.89%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................     $  8,260       $   3,258
 Ratio of net investment income (loss) to average net assets (b) .....         1.47%           8.28%


   The notes to the financial statements are an integral part of this report.

14    W R L  S e r i e s  L i f e  A c c o u n t

                             WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                          THIRD AVENUE     REAL ESTATE
                                                                              VALUE        SECURITIES
                                                                           SUB-ACCOUNT     SUB-ACCOUNT
                                                                         --------------   ------------
                                                                            JUNE 30,        JUNE 30,
                                                                            1998 (h)        1998 (i)
                                                                         --------------   ------------
Accumulation unit value, beginning of period .........................      $ 10.00         $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        (0.04)          (0.01)
  Net realized and unrealized gain (loss) on investment ..............        (0.41)          (0.22)
                                                                            -------         -------
   Net income (loss) from operations .................................        (0.45)          (0.23)
                                                                            -------         -------
Accumulation unit value, end of period ...............................      $  9.55         $  9.77
                                                                            =======         =======
Total return (a) .....................................................        (4.52%)         (2.30%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................      $ 2,145         $   638
 Ratio of net investment income (loss) to average net assets (b) .....        (0.87%)         (0.89%)


----------

NOTES TO SELECTED PER UNIT DATA AND RATIOS:
* The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.
(a)  For periods less than one year, the total return is not annualized.
(b)  For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c)  The inception date of this Sub-Account was March 1, 1993.
(d)  The inception date of this Sub-Account was March 1, 1994.
(e)  The inception date of this Sub-Account was January 3, 1995.
(f)  The inception date of this Sub-Account was May 1, 1996.
(g)  The inception date of this Sub-Account was January 2, 1997.
(h)  The inception date of this Sub-Account was January 2, 1998.
(i)  The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                                  19 9 8  S e m i - A n n u a l  R e p o r t  15

                             WRL SERIES LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1998
                                   (unaudited)
            --------------------------------------------------------



NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains sixteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

   The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

   On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $ 600,000 to the Life Account. The respective amounts of the contributions and units received are as follows:


SUB-ACCOUNT               CONTRIBUTIONS     UNITS
---------------------    ---------------   ---------
Third Avenue Value       $ 200,000         20,000
Real Estate Securities     400,000         40,000

   The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

   Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

C. ESTIMATES

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A.  POLICY CHARGES

   Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative and cost of insurance charges are deducted from the policy. Contingent surrender charges also apply.

   Under the other forms of the Policies, such "front-end" and other administrative charges are not deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

   Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. LIFE ACCOUNT CHARGES

   A daily charge equal to an annual rate of 0.90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.


16   W R L  S e r i e s  L i f e  A c c o u n t

                             WRL SERIES LIFE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

  Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends and capital gains distributions of the remaining Portfolios are typically declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and are generally paid to and reinvested by the Life Account on the next business day after the ex-date. Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:

For the period ended June 30, 1998


                                                      MONEY MARKET               BOND                GROWTH
                                                      SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $ 21,832               $ 6,656              $ 30,921
Proceeds from sales of long-term securities .........     17,937                 3,393                10,424

                                                                           STRATEGIC TOTAL          EMERGING
                                                        GLOBAL                  RETURN               GROWTH
                                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $ 24,641               $ 8,584              $ 17,521
Proceeds from sales of long-term securities .........      4,370                 1,224                 3,867

                                                       AGGRESSIVE                                     GROWTH &
                                                         GROWTH                  BALANCED              INCOME
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $ 17,550               $ 2,479              $  7,044
Proceeds from sales of long-term securities .........      1,770                   606                 2,148

                                                      TACTICAL ASSET            C.A.S.E.               VALUE
                                                       ALLOCATION               GROWTH               EQUITY
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $  6,730               $ 4,478              $  7,853
Proceeds from sales of long-term securities .........        721                 1,191                 1,706

                                                      INTERNATIONAL               U.S.              THIRD AVENUE
                                                         EQUITY                 EQUITY                VALUE
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (a)
Purchase of long-term securities ....................   $  2,996               $ 6,177              $  2,822
Proceeds from sales of long-term securities .........      1,003                 1,877                   565

                                                         REAL ESTATE
                                                          SECURITIES
                                                          SUB-ACCOUNT (b)
Purchase of long-term securities ....................   $    677
Proceeds from sales of long-term securities .........         32


----------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.


                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  17

                             WRL SERIES LIFE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------

NOTE 5 -- UNIT ACTIVITY

For the period ended June 30, 1998


                                           MONEY MARKET                 BOND              GROWTH
                                            SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT
Units balance - beginning of year .........   1,019.5                  835.9              7,972.0
Units issued ..............................   5,232.1                  484.3              1,443.3
Units redeemed ............................   5,008.0                  351.7              1,184.5
                                              -------                  -----              -------
Units balance - end of period .............   1,243.6                  968.5              8,230.8
                                              =======                  =====              =======

                                                                 STRATEGIC TOTAL          EMERGING
                                              GLOBAL                 RETURN               GROWTH
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
Units balance - beginning of year .........   8,144.9                4,270.3              7,013.3
Units issued ..............................   2,687.2                  999.9              1,923.4
Units redeemed ............................   1,740.2                  650.3              1,380.9
                                              -------                ---------            -------
Units balance - end of period .............   9,091.9                4,619.9              7,555.8
                                              =======                =========            =======

                                             AGGRESSIVE                                   GROWTH &
                                               GROWTH                BALANCED              INCOME
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
Units balance - beginning of year .........   5,230.2                  756.3                563.1
Units issued ..............................   1,801.2                  316.5                586.3
Units redeemed ............................   1,119.9                  187.4                299.4
                                              -------                ---------            -------
Units balance - end of period .............   5,911.5                  885.4                850.0
                                              =======                =========            =======

                                           TACTICAL ASSET            C.A.S.E.              VALUE
                                             ALLOCATION               GROWTH               EQUITY
                                            SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
Units balance - beginning of year .........   1,867.2                  969.3              1,915.9
Units issued ..............................     716.2                  612.0              1,002.9
Units redeemed ............................     400.7                  385.3                588.9
                                              -------                ---------            -------
Units balance - end of period .............   2,182.7                1,196.0              2,329.9
                                              =======                =========            =======

                                           INTERNATIONAL                U.S.             THIRD AVENUE
                                               EQUITY                  EQUITY               VALUE
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (a)
Units balance - beginning of year .........     214.9                  258.8                  N/A
Units issued ..............................     334.7                  609.4                325.7
Units redeemed ............................     170.9                  291.8                101.0
                                              -------                ---------            -------
Units balance - end of period .............     378.7                  576.4                224.7
                                              =======                =========            =======

                                             REAL ESTATE
                                              SECURITIES
                                            SUB-ACCOUNT (b)
Units balance - beginning of year .........       N/A
Units issued ..............................      68.9
Units redeemed ............................       3.7
                                              -------
Units balance - end of period .............      65.2
                                              =======

----------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.


18   W R L  S e r i e s  L i f e  A c c o u n t

                             WRL SERIES LIFE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------

NOTE 6 -- OTHER MATTERS

At June 30, 1998, the equity accounts included net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-------------------------------------
  Money Market ......................  $    N/A
  Bond ..............................       725
  Growth ............................   243,440
  Global ............................    49,853
  Strategic Total Return ............    18,036
  Emerging Growth ...................    67,462
  Aggressive Growth .................    33,595
  Balanced ..........................       940
  Growth & Income ...................        55
  Tactical Asset Allocation .........     3,674
  C.A.S.E. Growth ...................      (362)
  Value Equity ......................     4,240
  International Equity ..............       271
  U.S. Equity .......................       459
  Third Avenue Value ................      (132)
  Real Estate Securities ............        (6)


                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  19

                       This Page Intentionally Left Blank



20    W R L  S e r i e s  L i f e  A c c o u n t

                                   /DIAMOND/

                            WRL SERIES LIFE ACCOUNT


                     OFFICE OF THE WRL SERIES LIFE ACCOUNT
                              201 Highland Avenue
                              Largo, FL 33770-2597
                                 1-800-851-9777


                                  DISTRIBUTOR:

                             InterSecurities, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2597


                                    INSURER:

                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                              Largo, FL 33770-2597


                            INDEPENDENT ACCOUNTANTS:

                           PricewaterhouseCoopers LLP
                                 1055 Broadway
                             Kansas City, MO 64105

                     THIS MATERIAL IS FOR POLICY HOLDERS'
                     REPORTING PURPOSES ONLY AND SHALL NOT
                   BE USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.




                                     [LOGO]

              --------------------------------------------------
                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
             201 Highland Avenue /bullet/ Largo, Florida 33770-2597


August 1998
ACC00003 (8/98)